UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-21236

Dreyfus Stock Funds
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212)	922-6000

Date of fiscal year end:	9/30
Date of reporting period:	12/31/09

FORM N-Q

Item 1.	Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus International Equity Fund
December 31, 2009 (Unaudited)

Common Stocks--98.5%	Shares	Value ($)
Australia--5.8%
AGL Energy	50,290	632,596
BHP Billiton	31,343	1,200,237
Commonwealth Bank of Australia	32,970	1,607,683
Macquarie Group	16,320	698,713
National Australia Bank	22,440	546,035
Qantas Airways	354,840	943,079
Stockland	283,750	997,144
Westfield Group	102,820	1,146,673
Westpac Banking	23,614	531,531
		8,303,691
Austria--.6%
Erste Group Bank	25,216	942,026

Belgium--.3%
KBC Groep	9,740 a	424,119

Denmark--.5%
Carlsberg, Cl. B	9,230	682,802

Finland--1.1%
Fortum	34,360	934,400
Metso	19,100	674,388
		1,608,788
France--9.1%
Atos Origin	13,980 a	643,016
AXA	77,894	1,846,936
BNP Paribas	23,367	1,872,522
Credit Agricole	42,400	751,271
GDF Suez	26,632	1,156,228
Sanofi-Aventis	31,680	2,500,539
Technip	8,810	623,900
Total	30,202	1,948,537
Vallourec	4,040	735,814
Vinci	18,040	1,020,742
		13,099,505
Germany--9.4%
BASF	27,380	1,705,829
Bayer	29,610	2,375,354

Commerzbank	48,540 a	409,504
E.ON	24,890	1,042,956
GEA Group	55,060	1,228,169
HeidelbergCement	15,015	1,038,137
Lanxess	16,580	626,055
Metro	29,650	1,809,425
Rheinmetall	9,080	582,363
RWE	14,670	1,429,209
Salzgitter	12,291	1,205,895
		13,452,896
Greece--.5%
Public Power	34,750 a	647,605

Hong Kong--2.4%
Esprit Holdings	137,928	907,774
Hongkong Land Holdings	259,000	1,274,604
Hutchison Whampoa	98,000	670,195
New World Development	316,218	645,387
		3,497,960
Ireland--.5%
CRH	25,498	698,155

Italy--4.2%
Banco Popolare	95,970 a	725,034
Enel	131,430	762,594
ENI	84,650	2,160,027
Fondiaria-Sai	41,670	663,666
Terna Rete Elettrica Nazionale	116,660	501,713
UniCredit	340,890 a	1,144,738
		5,957,772
Japan--20.6%
Asahi Kasei	151,000	754,549
Astellas Pharma	38,100	1,419,174
Canon	39,500	1,669,865
Central Japan Railway	228	1,520,945
Daihatsu Motor	84,000	835,971
Daito Trust Construction	14,000	660,181
Fujitsu	321,000	2,064,348
Hino Motors	160,000	554,543
Honda Motor	56,300	1,903,619
Kaneka	91,000	577,315
KDDI	133	701,360
Keihin	103,000	1,533,590
Lawson	33,300	1,467,026

Makita	24,300	826,828
Mitsubishi	56,800	1,412,209
Mitsubishi UFJ Financial Group	211,100	1,033,585
Murata Manufacturing	16,800	829,517
Nomura Holdings	93,200	686,844
Pacific Metals	50,000	374,769
Sankyo	27,200	1,354,944
Shin-Etsu Chemical	10,500	591,838
Softbank	27,900	652,101
Sumitomo Mitsui Financial Group	36,300	1,034,898
Sumitomo Trust & Banking	80,000	388,913
Tokai Rika	37,300	839,412
Tokyo Gas	273,000	1,088,299
Toyota Tsusho	51,500	759,449
Trend Micro	11,600	440,856
Yamato Holdings	105,500	1,458,742
		29,435,690
Netherlands--2.6%
ING Groep	67,240 a	665,103
Koninklijke DSM	18,700	923,781
Koninklijke Vopak	8,950 a	712,079
TNT	45,080	1,389,423
		3,690,386
Norway--1.8%
DNB NOR	56,200 a	609,097
Petroleum Geo-Services	53,400 a	613,337
Telenor	101,800 a	1,425,073
		2,647,507
Singapore--1.1%
Flextronics International	96,680 a	706,731
SembCorp Marine	342,000	891,231
		1,597,962
Spain--5.2%
Banco Bilbao Vizcaya Argentaria	71,760	1,309,553
Banco Santander	162,070	2,683,471
Repsol	19,860	533,106
Telefonica	103,430	2,894,267
		7,420,397
Sweden--.8%
Electrolux, Ser. B	47,930 a	1,122,106

Switzerland--7.9%
Credit Suisse Group	37,850	1,873,382
Nestle	92,700	4,498,564

Novartis	14,615	798,248
Petroplus Holdings	21,590 a	397,175
Roche Holding	19,264	3,273,828
Swiss Life Holding	3,710 a	473,411
		11,314,608
United Kingdom--23.4%
3i Group	138,654	633,788
Anglo American	24,660 a	1,079,811
Aviva	127,210	817,561
Barclays	229,720	1,024,078
Berkeley Group Holdings	92,650 a	1,227,113
BP	206,500	2,001,228
British American Tobacco	73,680	2,399,789
BT Group	416,910	909,078
Compass Group	168,510	1,211,730
Cookson Group	97,368 a	663,987
GlaxoSmithKline	129,140	2,752,297
HSBC Holdings	183,370	2,099,313
IMI	96,930	811,768
Imperial Tobacco Group	42,210	1,336,277
Kingfisher	225,510	834,116
Legal & General Group	640,160	833,391
Man Group	86,880	432,913
Old Mutual	442,800 a	781,008
Rio Tinto	45,320	2,481,503
Royal Dutch Shell, Cl. A	7,930	241,056
Royal Dutch Shell, Cl. B	116,650	3,413,094
Thomas Cook Group	401,300	1,491,458
Unilever	66,110	2,129,205
Vodafone Group	449,660	1,043,677
WPP	89,650	882,570
		33,531,809
United States--.7%
iShares MSCI EAFE Index Fund	17,360	959,661

Total Common Stocks
(cost $128,994,563)		141,035,445

Other Investment--1.0%
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $1,500,000)	1,500,000 [b]	1,500,000

Total Investments (cost $130,494,563)	99.5%	142,535,445

Cash and Receivables (Net)	.5%	664,996
Net Assets	100.0%	143,200,441

a	Non-income producing security.
b	Investment in affiliated money market mutual fund.

At December 31, 2009, the aggregate cost of investment securities for income tax purposes was $130,494,563.

Net unrealized appreciation on investments was $12,040,882 of which $16,941,684 related to appreciated investment securities and $4,900,802 related to depreciated investment securities.

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.
These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of December 31, 2009 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant Observable	Unobservable
Assets ($)	Prices	Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Foreign+	97,947,212	42,128,572	-	140,075,784
Mutual Funds/Exchange Traded	2,459,661	-	-	2,459,661
Funds
+ See Statement of Investments for country classification.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) has become the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The ASC has superseded all existing non-SEC accounting and reporting standards. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available.

Registered investment companies that are not traded on an exchange are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures contracts. For other securities that are fair valued by the Board of Trustees, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Financial futures are valued at the last sales price. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. Forward foreign currency exchange contracts (“forward contracts”) are valued at the forward rate.

The fund adopted the provisions of ASC Topic 815 “Derivatives and Hedging” which requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The fund held no derivatives during the period ended December 31, 2009.These disclosures did not impact the notes to the financial statements.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Small Cap Equity Fund
December 31, 2009 (Unaudited)

Common Stocks--98.0%	Shares	Value ($)
Consumer Discretionary--16.6%
Abercrombie & Fitch, Cl. A	40,940	1,426,759
American Eagle Outfitters	96,220	1,633,815
Autoliv	32,390	1,404,430
BorgWarner	38,925 a	1,293,089
Brink's Home Security Holdings	33,810 b	1,103,558
Dick's Sporting Goods	68,539 b	1,704,565
Genuine Parts	30,100	1,142,596
Gymboree	25,350 b	1,102,472
Interpublic Group of Cos.	173,140 b	1,277,773
Leggett & Platt	46,600 a	950,640
Magna International, Cl. A	24,690	1,248,820
MDC Holdings	39,320	1,220,493
Meredith	35,600 a	1,098,260
Ryland Group	84,590	1,666,423
Saks	246,320 a,b	1,615,859
Starwood Hotels & Resorts
Worldwide	21,410	782,964
Thor Industries	32,030	1,005,742
Toll Brothers	75,020 b	1,411,126
Tractor Supply	14,150 a,b	749,384
Williams-Sonoma	94,800	1,969,944
		25,808,712
Consumer Staples--4.8%
Alberto-Culver	39,500	1,156,955
BJ's Wholesale Club	53,820 b	1,760,452
Casey's General Stores	31,160	994,627
Flowers Foods	44,160 a	1,049,242
Whole Foods Market	92,456 a,b	2,537,917
		7,499,193
Energy--8.3%

Arena Resources	36,100 b	1,556,632
Cabot Oil & Gas	62,826	2,738,585
Comstock Resources	27,370 b	1,110,401
Dril-Quip	26,980 b	1,523,830
Forest Oil	48,780 b	1,085,355
Patterson-UTI Energy	38,520	591,282
Penn Virginia	50,030	1,065,139
Tidewater	30,840	1,478,778
Unit	43,880 b	1,864,900
		13,014,902
Financial--24.6%
Alexandria Real Estate Equities	32,240 a,c	2,072,710
Aspen Insurance Holdings	49,050	1,248,322
Assured Guaranty	33,630	731,789
BioMed Realty Trust	11,000 c	173,580
CBL & Associates Properties	77,550 a,c	749,909
City National	68,087 a	3,104,767
Comerica	56,880	1,681,942
Commerce Bancshares	30,572	1,183,748
DiamondRock Hospitality	45,960 a	389,281
Douglas Emmett	107,870 a	1,537,148
Essex Property Trust	16,880 a,c	1,412,012
Fidelity National Financial, Cl. A	122,554	1,649,577
First American	93,340	3,090,487
First Horizon National	84,320 b	1,129,884
FirstMerit	74,085 a	1,492,072
Hanover Insurance Group	34,580	1,536,389
Health Care REIT	25,843 c	1,145,362
Hospitality Properties Trust	35,110	832,458
Host Hotels & Resorts	1 b,c	8
Investment Technology Group	58,962 b	1,161,551
KeyCorp	147,880	820,734
Knight Capital Group, Cl. A	20,100 a,b	309,540
LaSalle Hotel Properties	20,190 c	428,634
Liberty Property Trust	44,820 c	1,434,688
Mack-Cali Realty	38,640 c	1,335,785
NewAlliance Bancshares	72,293	868,239

Omega Healthcare Investors	82,710 a,c	1,608,710
Protective Life	25,520	422,356
Raymond James Financial	57,980	1,378,185
SEI Investments	58,310	1,021,591
SVB Financial Group	15,950 b	664,956
Washington Federal	92,720	1,793,205
		38,409,619
Health Care--8.4%
AMERIGROUP	47,310 b	1,275,478
Beckman Coulter	29,100	1,904,304
Bio-Rad Laboratories, Cl. A	7,570 b	730,202
Charles River Laboratories
International	27,460 b	925,127
Chemed	22,940	1,100,432
Endo Pharmaceuticals Holdings	16,090 b	330,006
LifePoint Hospitals	39,190 b	1,274,067
MEDNAX	21,850 b	1,313,404
PerkinElmer	59,160	1,218,104
STERIS	48,120 a	1,345,916
Universal Health Services, Cl. B	55,000	1,677,500
		13,094,540
Industrial--10.9%
AGCO	27,430 b	887,086
Atlas Air Worldwide Holdings	12,400 b	461,900
Clean Harbors	20,021 a,b	1,193,452
Corrections Corp. of America	114,050 b	2,799,928
Curtiss-Wright	29,530	924,880
FTI Consulting	13,390 b	631,472
GrafTech International	44,100 b	685,755
Granite Construction	39,310 a	1,323,175
Korn/Ferry International	48,960 b	807,840
Shaw Group	36,283 b	1,043,136
Snap-On	27,970	1,182,012
Spirit Aerosystems Holdings, Cl. A	59,670 b	1,185,046
Thomas & Betts	24,620 b	881,150
URS	29,570 b	1,316,456
Waste Connections	50,360 b	1,679,002

		17,002,290
Information Technology--14.2%
Akamai Technologies	80,840 b	2,047,677
Arris Group	97,340 a,b	1,112,596
Brocade Communications Systems	100,630 b	767,807
Cadence Design Systems	139,720 b	836,923
Cymer	29,950 a,b	1,149,481
Diebold	40,570	1,154,217
Hewitt Associates, Cl. A	47,890 b	2,023,831
Informatica	50,480 b	1,305,413
Lam Research	30,930 b	1,212,765
Microchip Technology	53,340 a	1,550,060
Novellus Systems	76,420 b	1,783,643
Sybase	19,486 b	845,692
Synopsys	70,445 b	1,569,515
Teradyne	121,840 b	1,307,343
Triquint Semiconductor	127,980 b	767,880
Varian Semiconductor Equipment
Associates	51,620 b	1,852,126
Websense	44,920 b	784,303
		22,071,272
Materials--4.9%
Airgas	30,070	1,431,332
Allegheny Technologies	22,020 a	985,835
Coeur d'Alene Mines	34,670 a,b	626,140
FMC	25,350	1,413,516
Packaging Corp. of America	66,830	1,537,758
Temple-Inland	73,900	1,560,029
		7,554,610
Telecommunication Services--.8%
CenturyTel	32,860	1,189,861
Utilities--4.5%
AGL Resources	40,730	1,485,423
Atmos Energy	49,830	1,465,002
Energen	36,804	1,722,427
Portland General Electric	52,050	1,062,341
UGI	54,540	1,319,323

		7,054,516
Total Common Stocks
(cost $133,982,531)		152,699,515

Other Investment--2.0%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $3,038,000)	3,038,000 [d]	3,038,000

Investment of Cash Collateral for
Securities Loaned--11.6%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $18,111,525)	18,111,525 [d]	18,111,525

Total Investments (cost $155,132,056)	111.6%	173,849,040
Liabilities, Less Cash and Receivables	(11.6%)	(18,011,799)
Net Assets	100.0%	155,837,241

a

Security, or portion thereof, on loan. At December 31, 2009, the total market value of the fund's securities on loan is $17,354,744 and the total market value of the collateral held by the fund is $18,111,525.

b	Non-income producing security.
c	Investment in Real Estate Investment Trust.
d	Investment in affiliated money market mutual fund.

At December 31, 2009, the aggregate cost of investment securities for income tax purposes was $155,132,056.

Net unrealized appreciation on investments was $18,716,984 of which $21,637,784 related to appreciated investment securities and $2,920,800 related to depreciated investment securities.

STATEMENT OF FINANCIAL FUTURES
December 31, 2009 (Unaudited)

	Market Value	Unrealized

		Covered by		Appreciation
	Contracts	Contracts ($)	Expiration	at 12/31/2009 ($)
Financial Futures Long
Russell 2000 Mini	24	1,497,360	March 2010	42,782

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.
These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of December 31, 2009 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted	Significant Observable	Unobservable
Assets ($)	Quoted Prices	Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic+	150,046,265	-	-	150,046,265
Equity Securities - Foreign+	2,653,250	-	-	2,653,250
Mutual Funds	21,149,525	-	-	21,149,525
Other Financial Instruments++	42,782	-	-	42,782
Liabilities ($)
Other Financial Instruments++	-	-	-	-
+ See Statement of Investments for industry classification.
++ Other financial instruments include derivative instruments, such as futures, forward foreign currency exchange contracts, swap contracts and options contracts. Amounts shown represent unrealized appreciation (depreciation), or in the case of options, market value at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) has become the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The ASC has superseded all existing non-SEC accounting and reporting standards. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures contracts. For other securities that are fair valued by the Board of Trustees, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Financial futures are valued at the last sales price.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

The fund adopted the provisions of ASC Topic 815 “Derivatives and Hedging” which requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The disclosure requirements distinguish between derivatives, which are accounted for as “hedges” and those that do not qualify for hedge accounting. Because investment companies value their derivatives at fair value and recognize changes in fair value through the Statement of Operations, they do not qualify for such accounting. Accordingly, even though a fund’s investments in derivatives may represent economic hedges, they are considered to be non-hedge transactions for purposes of this disclosure.

Futures Contracts: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including equity price risk,

as a result of changes in value of underlying financial instruments. The fund may invest in financial futures contracts in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a broker, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. Futures contracts are valued daily at the settlement price established by the Board of Trade or exchange upon which they are traded. When the contracts are closed, the fund recognizes a realized gain or loss. There is minimal counterparty credit risk to the fund with futures, since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Stock Funds

By:	/s/ Bradley J. Skapyak
Bradley J. Skapyak
President

Date:	February 19, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Bradley J. Skapyak
Bradley J. Skapyak
President

Date:	February 19, 2010

By:	/s/ James Windels
James Windels
Treasurer

Date:	February 19, 2010

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)